UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net income/(loss) for the period	€ (3,146)	€ (251)
Currency translation differences	605	(3,654)
Income tax impact
Items that will not be reclassified subsequently to the income statement	605	(3,654)
Total other comprehensive income/(loss) recognized for the period	605	(3,654)
Total comprehensive income/(loss) recognized for the period	(2,541)	(3,905)
Attributable to:
Equity holders of the Parent	(2,542)	(3,906)
Non-controlling interests	€ 1	€ 1